Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Numerator for basic and diluted income/(loss) per share attributable to Jumei’s ordinary shareholders	142,224	(36,978)	117,229

Denominator:
Weighted average number of ordinary shares – basic	149,477,388	149,790,335	141,291,417
Dilutive effect of share options	573,230	-	433,028
Dilutive effect of RSUs	18,587	-	39,013
Weighted average number of ordinary shares – diluted	150,069,205	149,790,335	141,763,458

Net income/(loss) per share attributable to Jumei’s ordinary shareholders
- Basic	0.95	(0.25)	0.83
- Diluted	0.95	(0.25)	0.83